Entity Level Disclosures (Tables)	12 Months Ended
Dec. 31, 2017
Entity Level Disclosures [Abstract]
Schedule of revenues by product
	Year ended on December 31,
	2017	2016	2015
	USD in thousands

Miniature camera and related equipment	306	449	558
MUSE and related equipment	161	100	66
	467	549	624

Schedule of revenues by geographical area
	Year ended on December 31,
	2017	2016	2015
	USD in thousands
USA	115	345	446
Switzerland	74
South Korea	52
Italy	49	3	39
Israel	22	119
Other	155	82	139
	467	549	624

Schedule of major customers
	Year ended on December 31,
	2017	2016	2015
	USD in thousands
Customer A	49

Customer B		239	261

Customer C	9	118